CAPITAL AND RESERVES	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
CAPITAL AND RESERVES

13. CAPITAL AND RESERVES

Common Shares

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	As of
	June 30, 2025	December 31, 2024
Common Shares, Beginning Balance	202,941	183,605
Stock Options Exercised	1,341	5,379
Release of Restricted Share Units	4,331	13,820
Warrants Exercised	—	137
Common Shares, Ending Balance	208,613	202,941

Treasury Stock

Treasury Stock, which is stock held by the Trustee, is recognized at cost of purchase and presented as a deduction from equity. The following table shows the changes in treasury stock shares for the periods presented in thousands:

	As of
	June 30, 2025	December 31, 2024
Treasury Shares, Beginning Balance	442	175
Repurchases of Common Shares	1,913	8,264
Issuance of Treasury Shares	(1,863)	(7,997)
Treasury Shares, Ending Balance	492	442

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED